Business Combinations - Schedule of pro forma financial information (Details) - Floow Ltd [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Business Acquisition [Line Items]
Revenue	$ 4,550	$ 4,935
Net loss	$ 80,458	$ 19,334